Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	1-32026
Entity Registrant Name	Cohen & Co Inc.
Entity Central Index Key	0001270436
Entity Tax Identification Number	16-1685692
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Cira Centre
Entity Address, Address Line Two	2929 Arch Street, Suite 1703
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	701-9555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	COHN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false